Other Financial Statement information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Financial Statement Information [Abstract]
Other Financial Statement information
4. Other Financial Statement information
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Deposits	$1,324	$1,157
SPAC deferred offering costs	3,073	1,446
Prepaid expenses (including prepaid rent)	1,003	798
Other	648	275

Total prepaid expenses and other current assets	$6,048	$3,676

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	March 31, 2021	December 31, 2021
Lab equipment	$5,301	$4,988
Leasehold improvements	431	431
Computer equipment and software	309	262
Furniture and fixtures	294	294
Construction in progress	19,599	8,048

Property and equipment at cost	25,934	14,023
Less: accumulated depreciation	(1,867)	(1,655)

Property and equipment, net	$24,067	$12,368

Depreciation expense for the three months ended March 31, 2022 and 2021 was $0.2 million and $0.2 million, respectively. For the three months ended March 31, 2022 and 2021, the Company impaired fixed assets and recorded impairment losses of zero.
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued professional and service fees	$7,680	$2,555
Accrued employee-related expenses	1,247	2,665
Other accrued expenses	52	111

Total accrued expenses and other current liabilities	$8,979	$5,331

4. Other Financial Statement information
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Deposits	$1,157	$25
SPAC deferred offering costs	1,446	—
Unbilled contract	—	229
Other	1,073	830

Total prepaid expenses and other current assets	$3,676	$1,084

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$4,988	$3,459
Leasehold improvements	431	158
Computer equipment and software	262	214
Furniture and fixtures	294	232
Construction in progress	8,048	231

Property and equipment at cost	14,023	4,294
Less: accumulated depreciation	(1,655)	(982)

Property and equipment, net	$12,368	$3,312

Depreciation expense for the years ended December 31, 2021 and 2020 was $0.8 million and $0.6 million, respectively. For the years ended December 31, 2021 and 2020, the Company impaired fixed assets and recorded impairment losses of less than $0.1 million and $0.2 million, respectively.
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,

	2021	2020
Accrued professional and service fees	$2,555	$54
Accrued employee related expenses	2,665	1,933
Other accrued expenses	111	11

Total accrued expenses and other current liabilities	$5,331	$1,998